                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES




                       Investment Company Act file number


                           THE STAAR INVESTMENT TRUST
                           --------------------------
               (Exact name of registrant as specified in charter)



                   604 MCKNIGHT PARK DR., PITTSBURGH, PA 15237
                   -------------------------------------------
               (Address of principal executive offices) (Zip code)

                                J. ANDRE WEISBROD
                           THE STAAR INVESTMENT TRUST
                             604 MCKNIGHT PARK DRIVE
                              PITTSBURGH, PA 15237
                          ---------------------------
                     (Name and address of agent for service)



                                  412-367-9076
                                  ------------
              (Registrant's telephone number, including area code)



Date of fiscal year end: DECEMBER 31
                         -----------



Date of reporting period: JANUARY 1, 2005 THROUGH JUNE 30, 2005
                          -------------------------------------

ITEM 1. REPORT TO STOCKHOLDERS.

Letter  to  Shareholders
  August 30, 2005

Dear Shareholders,

         The first half of 2005 saw stock markets move within a trading rage that left domestic large company stocks down about 2% year-to-date through the end of June. Small companies fared worse with the Russell 2000 down over 5%. International stocks ended the period essentially where they started the year. Bonds were up modestly.
         Since June 30 the markets have shown some life, rising 4-8% before backing off recently. Negative influences have included increased fuel costs, worries about inflation and Iraq and concerns about future earnings. Positive factors include good current earnings, low long-term interest rates, gains in employment and excellent corporate balance sheets.
         Overall I am pleased with the performance of our stock funds. In particular, the AltCat and International Funds have experienced performance well ahead of their benchmark indices and peers. At the end of July the AltCat Fund was in the top 2% of all large cap blend funds for the previous 12 months, the top 8% for three years and the top 13% for five years. The International Fund was in the top 11%, 33% and 23% respectively among foreign large blend funds for the same time periods. The Larger Company Stock Fund beat the S&P500 index for the one, three and five-year periods ended June 30, 2005 and is in the top 40% of its category for five years.
         After below average years in 2003 and 2004, the Smaller Company Stock Fund has been performing better. However, I am not satisfied and continue to examine our holdings and make adjustments to improve performance. The bond funds have also shown improvement recently and are positioned well to weather a rising interest rate environment. However, that has not yet occurred in the intermediate and long-term rates.
         Looking forward, I continue to see growth in the U. S. economy into 2006, but would expect it to slow a bit. If energy prices continue to go up I would expect a negative effect that could help move the economy into a recessionary mode within two years. Attention to different sectors will be important as well as adequate risk management. An additional risk is present in potentially overvalued real estate markets. A significant downturn here in concert with higher energy prices would be very negative. Of course continued problems in Iraq and terrorist threats also add to uncertainties.
         International growth patterns are mostly healthy. The emerging markets continue to offer significant opportunities, though with some increased risks. I have always recommended global diversification in portfolios and the prudence of such may become more significant in future years.

         On behalf of the Trustees and people of STAAR Financial Advisors, Inc., thank you for your continued trust and confidence.

                                                   Sincerely Yours,


                                                   J. Andre Weisbrod, Trustee
              President, STAAR Financial Advisors, Inc., Advisor to the Trust


STAAR Investment Trust Semi-Annual Report 6/30/05  (Published 8/31/05)    Page 1

                            Perspective & Performance
                  Indexes used for comparisons are selected as
                    being closest to each Fund's objectives.

ALTCAT (ALTERNATIVE CATEGORIES) FUND -- A flexibly managed, multi-asset global fund of funds investing primarily in assets that offer opportunities for growth of capital.

      The AltCat Fund continues to deliver performance above that of the S&P 500 while maintaining a wide diversification of investments in both domestic and International markets. We continue to diversify globally and in sectors, trying to identify and take advantage of trends. We are pleased to report that the ACF has outperformed the S&P 500 for the 1, 3 and 5 year periods ending 06/30/05 and is one of the highest-ranked funds in its category.


                                                                            THREE YEAR    FIVE YEAR     SINCE         SINCE
      FOR PERIODS ENDING 6/30/05         LAST      YEAR-TO-DATE  ONE YEAR   AVG. ANNUAL  AVG. ANNUAL    PUBLIC       PRIVATE
                                        QUARTER                              RETURN(1)    RETURN(1)   INCEPTION     INCEPTION
                                                                                                     (5/28/97)(1)  (4/4/96)(1)
-------------------------------------------------------------------------------------------------------------------------------
ALTCAT FUND (ACF)                         3.6%         2.7%       13.3%        9.7%          1.5%         4.7%        5.2%
S&P 500 INDEX                            -2.2%        -2.2%        6.7%        2.7%         -3.2%         5.9%        8.4%
Morningstar Multi-Asset Global Fds Avg   -1.0%        -1.0%        7.2%        8.5%          3.8%         6.9%        7.5%

        Portfolio Turnover ........................................ 14.6%

STAAR GENERAL BOND FUND -- A high-grade general bond portfolio of US Gov't, Gov't Agency and Investment Grade Corp. Bonds with a flexible average maturity.

Short and intermediate-term bonds continue to struggle as the Fed continues to raise short-term interest rates. There is still a reasonable probability that long-term rates will rise with short-term rates over the next one to two years. The risk required to increase yield by extending maturities is not favorable. Therefore, we are sticking with our strategy, which is designed to protect against significant bond price declines.

                                                                            THREE YEAR    FIVE YEAR     SINCE         SINCE
      FOR PERIODS ENDING 6/30/05         LAST      YEAR-TO-DATE  ONE YEAR   AVG. ANNUAL  AVG. ANNUAL    PUBLIC       PRIVATE
                                        QUARTER                              RETURN(1)    RETURN(1)   INCEPTION     INCEPTION
                                                                                                     (5/28/97)(1)  (4/4/96)(1)
-------------------------------------------------------------------------------------------------------------------------------
GENERAL BOND FUND (GBF)                   1.2%         0.3%        1.5%         3.0%        5.1%         5.1%        4.8%
LEHMAN BROS INTERMED GOV/CRED INDEX       2.5%         1.6%        4.8%         5.0%        6.9%         6.5%        6.4%
MORNINGSTAR INTERMED-TERM BD FD AVG       2.6%         2.0%        6.1%         5.4%        6.6%         6.2%        6.0%

Current Yield as of 6/30/05........................ 3.6% **         S.E.C. Yield as of 6/30/05............................3.0% ***
   Average Maturity ..........................2.2 Years             Portfolio Turnover................................... 4.8%

*    Total returns include reinvested dividends and gains.

** Current Yield is calculated by dividing the projected annual net income by the current net assets (total portfolio value less accrued expenses)

*** S.E.C. Yield is calculated by taking actual net income received during the past thirty days divided by the average shares for the last thirty days, divided by the maximum offering price on the last day of the period and then annualized.


Past performance is no guarantee of future results. Investment returns and principal values fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

STAAR Investment Trust Semi-Annual Report 6/30/05 (Published 8/31/05)    Page 2

INTERNATIONAL FUND -- A fund of funds in which the underlying investments are primarily common stocks of companies in countries outside the U.S., including emerging markets. Individual stocks may be owned.

     International markets have trailed the US markets in 2005. However, July was a good month and many countries are doing well. We are pleased that the INTF has performed in the top third of all funds in the Foreign large Blend category as tracked by Morningstar for the one, three and five-year periods ending 6/30/05.


                                                                            THREE YEAR    FIVE YEAR     SINCE         SINCE
      FOR PERIODS ENDING 6/30/05         LAST      YEAR-TO-DATE  ONE YEAR   AVG. ANNUAL  AVG. ANNUAL    PUBLIC       PRIVATE
                                        QUARTER                              RETURN(1)    RETURN(1)   INCEPTION     INCEPTION
                                                                                                     (5/28/97)(1)  (4/4/96)(1)
-------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL FUND (INTF)                   -0.2%       -0.3%        15.6%       10.6%        -0.6%        2.8%        4.5%
EAFE INDEX                                  -0.2%       -0.2%        15.1%       11.5%        -1.1%        3.8%        4.4%
MORNINGSTAR FOREIGN LARGE BLEND FDS AVG     -0.0%       -0.0%        13.4%       10.8%        -1.8%        3.3%        4.7%


        Portfolio Turnover ........................................ 6.0%


LARGER COMPANY STOCK FUND -- A fund of funds in which the underlying investments are primarily common stocks of large and larger mid-cap companies Individual stocks may be owned. Objective: Growth w/ some Income


     The economy has continued its growth in 2005. With good economic and earnings reports, the market has experienced an excellent upturn in July. We continue to be cautiously optimistic that the year will end up on the plus side. We are pleased to report that the LCSF has outperformed the S&P500 for the three-year and five-year periods ending 06/30/05.


                                                                            THREE YEAR    FIVE YEAR     SINCE         SINCE
      FOR PERIODS ENDING 6/30/05         LAST      YEAR-TO-DATE  ONE YEAR   AVG. ANNUAL  AVG. ANNUAL    PUBLIC       PRIVATE
                                        QUARTER                              RETURN(1)    RETURN(1)   INCEPTION     INCEPTION
                                                                                                     (5/28/97)(1)  (4/4/96)(1)
-------------------------------------------------------------------------------------------------------------------------------
LARGER CO. STOCK FUND (LCSF)               0.7%        -1.8%        5.3%        5.9%         -1.7%        4.2%         5.9%
S&P 500 INDEX                             -2.2%        -2.2%        6.7%        2.7%         -3.2%        5.9%         8.4%
MORMINGSTAR LARGE BLEND FUNDS AVG.        -2.0%        -2.0%        5.8%        2.2%         -2.8%        5.5%         7.5%

         Portfolio Turnover........................................ 4.6%

*    Total returns include reinvested dividends and gains.

**   Dividend data for some indexes may not be complete for partial period


*    Total returns include reinvested dividends and gains.

** Current Yield is calculated by dividing the projected annual net income by the current net assets (total portfolio value less accrued expenses)

*** S.E.C. Yield is calculated by taking actual net income received during the past thirty days divided by the average shares for the last thirty days, divided by the maximum offering price on the last day of the period and then annualized.

Past performance is no guarantee of future results. Investment returns and principal values fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


STAAR Investment Trust Semi-Annual Report 6/30/05  (Published 8/31/05)    Page 3

STAAR SHORT TERM BOND FUND -- A high-grade bond portfolio of US Gov't, Gov't Agency and Investment Grade Corporate Bonds with an average maturity between 1 and 3 years.

      As long as the Fed continues to raise short-term interest rates it will be hard for this fund to make much in terms of total return (price change plus distributions). However, with an average maturity around 1.4 years, the portfolio will follow rates up and there is a reasonable chance to make more than money markets over a holding period of longer then 1.4 years. We will be working hard to increase yields going forward.

                                                                            THREE YEAR    FIVE YEAR     SINCE         SINCE
      FOR PERIODS ENDING 6/30/05         LAST      YEAR-TO-DATE  ONE YEAR   AVG. ANNUAL  AVG. ANNUAL    PUBLIC       PRIVATE
                                        QUARTER                              RETURN(1)    RETURN(1)   INCEPTION     INCEPTION
                                                                                                     (5/28/97)(1)  (4/4/96)(1)
-------------------------------------------------------------------------------------------------------------------------------
SHORT TERM BOND FUND (STBF)               0.8%         -0.5%        0.5%        3.6%         5.3%        5.6%         5.3%
LEHMAN BROS 1-3 YEAR GOVT INDEX           1.2%          0.9%        2.1%        2.5%         4.7%        5.1%         5.2%
MORNINGSTAR SHORT-TERM BD FD AVG          1.3%          0.9%        2.6%        2.9%         4.6%        4.8%         4.9%

Current Yield as of 6/30/05 ...................... 2.4% **      S.E.C. Yield as of 6/30/05........................2.9% ***
Average Maturity ........................... 1.4 Years          Portfolio Turnover .............................. 5.0%


SMALLER COMPANY STOCK FUND -- A fund of funds in which the underlying investments are primarily common stocks of small, micro-cap and smaller mid-cap companies. Individual stocks may be owned.

     Small stocks have improved over the last couple months, outperforming large stocks. The current bull market trends favor a continuation of this for the short-term.

                                                                            THREE YEAR    FIVE YEAR     SINCE         SINCE
      FOR PERIODS ENDING 6/30/05         LAST      YEAR-TO-DATE  ONE YEAR   AVG. ANNUAL  AVG. ANNUAL    PUBLIC       PRIVATE
                                        QUARTER                              RETURN(1)    RETURN(1)   INCEPTION     INCEPTION
                                                                                                     (5/28/97)(1)  (4/4/96)(1)
-------------------------------------------------------------------------------------------------------------------------------
SMALLER CO. STOCK FD (SCSF)                2.7%        -0.9%        6.9%        11.1%        4.3%          9.1%        8.9%
RUSSELL 2000 INDEX                        -5.4%        -5.4%        5.4%         8.1%        4.0%          8.1%        8.6%
MORNINGSTAR SMALL COMPANY FDS AVG         -3.4%        -3.4%        6.7%         7.2%        3.7%         10.3%        10.7%


        Portfolio Turnover ........................................ 13.2%


   Past performance is no guarantee of future results. Investment returns and principal values fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

NOTES: Performance figures are total returns except those marked with an *, for which dividend reinvestment figures were not available. Indexes were quoted as published in various publications or sources, including the Wall St. Journal and Morningstar.

1 The Trust was formed as a PA private business trust and investment operations commenced on 4/4/96. Public registration was effective on 5/28/97 with no changes in investment operations.

          FOR A CURRENT PROSPECTUS, CALL 1-800-332-7738 P.I.N. 3370 OR
                            VISIT WWW.STAARFUNDS.COM



STAAR Investment Trust Semi-Annual Report 6/30/05  (Published 8/31/05)   Page 4

                                   AltCat Fund
                        Portfolio Valuation as of 6/30/05

                                                                                                                         UNREALIZED
    POSITION                                            SHARES     UNIT COST   PRICE      COST        VALUE     PERCENT  GAIN/(LOSS)
--------------------------------------------------      ------     ---------   -----      ----        -----     -------  -----------
CASH & EQUIVALENTS
       Northside Bank 12b-1 Cash                          1,196       1.00      1.00       1,196        1,196     0.0%          0
       Trust Company STAAR Accsessor US Gov't           107,188       1.00      1.00     107,188      107,188     3.5%          0
       ProFunds Money Market                              1,094       1.00      1.00       1,094        1,094     0.0%          0
                                                                                       ---------    ---------   -----     -------
                              SUBTOTAL                                                   109,477      109,477     3.6%          0

US MID-CAP LARGER CO. STOCK MUTUAL FUNDS
       iShares Russell Midcap Growth Index                1,000      64.78     85.65      64,779       85,650     2.8%     20,871
       iShares Russell Midcap Value Index Fund              700     114.51    118.09      80,157       82,663     2.7%      2,507
       iShares S&P 500/Barra Value Index Fund             1,000      56.10     62.34      56,098       62,340     2.1%      6,242
       ProFunds Ultra Mid-Cap Srv                         2,393      31.62     36.67      75,684       87,762     2.9%     12,079
       Muhlenkamp Fund                                    3,530      47.71     81.70     168,393      288,361     9.5%    119,968
                                                                                       ---------    ---------   -----     -------
                              SUBTOTAL                                                   445,111      606,777    20.0%    161,666

US SMALLER CO. STOCK MUTUAL FUNDS
       iShares S&P SC 600/Barra Value Index Fund          2,400      56.39     61.63     135,338      147,912     4.9%     12,574
                                                                                       ---------    ---------   -----     -------
                              SUBTOTAL                                                   135,338      147,912     4.9%     12,574

GLOBAL SMALLER CO. STOCK MUTUAL FUNDS
       Franklin Mutual Series Discovery Fund A           12,811      20.32     24.99     260,347      320,147    10.6%     59,800
       AF SmallCap World Fund                             7,831      26.34     31.89     206,291      249,744     8.2%     43,453
                                                                                       ---------    ---------   -----     -------
                              SUBTOTAL                                                   466,637      569,891    18.8%    103,253

ALTERNATIVE CATEGORIES
       Franklin Natural Resources Fund A                  9,881      16.78     26.71     165,800      263,928     8.7%     98,129
       Franklin Real Estate Securities Fund A             3,365      17.98     28.07      60,513       94,455     3.1%     33,942
       iShares DJ US Consumer Services Sector               400      50.12     59.14      20,047       23,656     0.8%      3,609
       iShares DJ US Healthcare Sector Index              1,000      56.42     61.10      56,417       61,100     2.0%      4,683
       iShares DJ US Telecommunciations Sector Index      1,000      23.22     23.40      23,219       23,400     0.8%        181
       iShares MSCI Australia Index                         500      10.19     17.68       5,095        8,840     0.3%      3,745
       iShares MSCI Belgium Index Fund                    2,300      16.06     17.94      36,938       41,262     1.4%      4,324
       iShares MSCI Malaysia Index Fund                   2,000       7.14      6.92      14,289       13,840     0.5%       (449)
       iShares MSCI Mexico Index                            500      14.11     27.08       7,053       13,540     0.4%      6,488
       iShares MSCI Netherlands Index                     1,900      14.15     18.68      26,876       35,492     1.2%      8,617
       iShares MSCI Singapore Index Fund                  3,500       6.92      7.57      24,227       26,495     0.9%      2,268
       iShares MSCI Sweden Index Fund                       500      20.44     20.20      10,219       10,100     0.3%       (119)
       iShares S&P Latin America 40 Index                   400      60.01     93.02      24,003       37,208     1.2%     13,205
       Ivy Pacific Opportunities Fund A                  12,892       8.01     10.94     103,329      141,038     4.7%     37,710
       John Hancock Tech Leaders A                       12,540       8.79      8.61     110,199      107,968     3.6%     (2,231)
       Live Oak Health Sciences                           7,752      10.32     11.23      80,000       87,060     2.9%      7,060
       Matthews Asian Growth and Income                   3,587      15.25     16.40      54,698       58,833     1.9%      4,135
       Neuberger & Berman Focus Adv                       7,678      16.64     19.12     127,784      146,803     4.8%     19,020
       ProFunds Biotech Srv                                 348      42.06     42.30      14,626       14,710     0.5%         83
       ProFunds Europe Ultra Srv                          1,848      10.58     15.02      19,552       27,753     0.9%      8,202
       ProFunds Utilities Ultra Sector Srv                2,348      11.45     19.49      26,883       45,766     1.5%     18,883
       Vanguard Energy                                    3,507      27.83     48.94      97,587      171,617     5.7%     74,031
       Vanguard Health Care                               1,076     111.33    132.05     119,849      142,150     4.7%     22,301
                              SUBTOTAL                                                 1,229,202    1,597,017    52.7%    367,816
                                                                                       ---------    ---------   -----     -------
         TOTALS                                                                        2,385,765    3,031,074   100.7%    645,309
                                                                                       =========    =========   =====     =======

                                General Bond Fund
                       Portfolio Valuation* as of 6/30/05

                                                        SHARES OR
                                                        PRINCIPAL                                                        UNREALIZED
    POSITION                                             AMOUNT    UNIT COST   PRICE      COST        VALUE     PERCENT  GAIN/(LOSS)
--------------------------------------------------      ---------  ---------   -----      ----        -----     -------  -----------
CASH & EQUIVALENTS
      Northside Bank 12b-1 Cash                            7,941      1.00      1.00      7,941        7,941      0.4%           0
      Trust Company STAAR Accessor US Gov't               81,021      1.00      1.00     81,021       81,021      3.9%           0
      ProFunds Money Market Srv                           14,373      1.00      1.00     14,373       14,373      0.7%           0
                                                                                      ---------    ---------    -----     --------
                              SUBTOTAL                                                  103,336      103,336      5.0%           -

GOVERNMENT AGENCY OBLIGATIONS
       Fed Nat'l Mtg Assoc 3.66 4/30/08 c'06             200,000    100.26     99.21    200,519      198,420      9.6%      (2,099)
       Fed Nat'l Mtg Assoc 5.125 4/22/13 c'06             50,000    101.62    100.35     50,812       50,175      2.4%        (637)
       Fed Nat'l Mtg Assoc 2.625 10/01/07 c'05           175,000     99.63     97.40    174,358      170,450      8.3%      (3,908)
       Fedl Farm Cr Bank 5.35 due 12/11/08               100,000     99.27    104.54     99,268      104,540      5.1%       5,272
       Fedl Home Ln Bank Bond 5.355 1/05/09               50,000     97.90    104.75     48,950       52,375      2.5%       3,425
       Fedl Home Ln Bank Bond 5.785 4/14/08               50,000    101.21    105.00     50,607       52,500      2.5%       1,893
       Fedl Home Ln Bank Bond 3.17 9/11/07 c'05          125,000    100.06     98.57    125,079      123,213      6.0%      (1,866)
       Fedl Home Ln Bank Bond 3.82 6/01/07 c'05          150,000    100.72     99.78    151,085      149,670      7.3%      (1,415)
       Fedl Home Ln Mtg Corp Deb 5.125 10/15/08          130,000     99.12    103.68    128,856      134,784      6.5%       5,928
       Fedl Home Ln Mtg Corp Deb 5.25 1/15/06             80,000    100.18    100.75     80,141       80,600      3.9%         459
                                                                                      ---------    ---------    -----     --------
                              SUBTOTAL                                                1,109,675    1,116,727     54.2%       7,052
CORPORATE OBLIGATIONS
       AOL Time Warner 6.125 4/15/06                      50,000    101.48    101.56     50,741       50,780      2.5%          39
       Capital One Bank 6.875 2/1/06                     100,000    100.63    101.58    100,629      101,580      4.9%         951
       CIT Group 6.5 2/7/06                              100,000    100.79    101.52    100,788      101,520      4.9%         732
       CP&L Energy 5.95 3/01/09                           50,000     98.69    105.26     49,344       52,630      2.6%       3,286
       Duke Capital Corp 6.25 7/15/05 NC                 100,000    100.21    100.06    100,209      100,060      4.9%        (149)
       Ford Motor Cr 7.75 due 2/15/07                    100,000    101.14    101.94    101,137      101,940      4.9%         803
       GMAC 4.375 12/10/07                                80,000     93.69     93.69     74,950       74,952      3.6%           2
       Haliburton 6.0 8/1/06                             100,000    100.76    101.83    100,763      101,830      4.9%       1,067
       Household Finl. Corp 5.875 2/1/09                  50,000    100.71    104.97     50,353       52,485      2.5%       2,132
       Sears Accept Corp  7.0 6/15/07                    100,000    101.74    102.76    101,744      102,760      5.0%       1,016
                                                                                      ---------    ---------    -----     --------
                              SUBTOTAL                                                  830,656      840,537     40.8%       9,881
                                                                                      ---------    ---------    -----     --------
                                                                      TOTALS          2,043,667    2,060,599    100.0%      16,932
                                                                                      =========    =========    =====     ========

* Does not include accrued income or expenses.

                               International Fund
                        Portfolio Valuation as of 6/30/05

                                                                                                                         UNREALIZED
    POSITION                                            SHARES     UNIT COST   PRICE      COST        VALUE     PERCENT  GAIN/(LOSS)
--------------------------------------------------      ------     ---------   -----      ----        -----     -------  -----------
CASH & EQUIVALENTS
    Northside Bank 12b-1 Cash                            1,245       1.00       1.00       1,245     1,245.11      0.0%          0
    Trust Company STAAR Accessor US Gov't              177,251       1.00       1.00     177,252   177,251.73      4.4%          0
                                                                                       ---------    ---------    -----     -------
                           SUBTOTAL                                                      178,497      178,497      4.4%          0

INTERNATIONAL STOCK MUTUAL FUNDS
    AF Europacific Fund                                 14,741      32.10      35.91     473,125      529,360     13.1%     56,235
    CS International Focus Fund                         15,416      12.46      12.13     192,065      187,000      4.6%     (5,065)
    Harbor International                                 9,582      28.87      42.71     276,672      409,284     10.1%    132,613
    iShares MSCI Australia Index Fd                      3,000      16.94      17.68      50,824       53,040      1.3%      2,216
    iShares MSCI Belgium Index Fd                        2,200      12.13      17.94      26,685       39,468      1.0%     12,783
    iShares MSCI Japan Index Fd                          4,000      10.60      10.14      42,413       40,560      1.0%     (1,853)
    iShares MSCI Malaysia Index Fd                       4,000       7.28       6.92      29,129       27,680      0.7%     (1,449)
    iShares MSCI Mexico Index Fd                         1,000      24.93      27.08      24,929       27,080      0.7%      2,151
    iShares MSCI Netherlands Index Fd                    1,000      12.99      18.68      12,993       18,680      0.5%      5,688
    iShares MSCI Singapore Index Fd                      6,000       6.95       7.57      41,715       45,420      1.1%      3,705
    iShares MSCI South Korea Index Fd                    1,000      30.32      32.00      30,319       32,000      0.8%      1,681
    iShares MSCI Spain Index Fd                          2,000      30.26      34.10      60,529       68,200      1.7%      7,672
    iShares MSCI Sweden Index Fd                         2,500      18.34      20.20      45,859       50,500      1.2%      4,641
    Marsico Int'l Opportunities                         32,214       9.37      11.59     302,000      373,364      9.2%     71,364
    Putnam International Capital Opportunities A        23,390      16.95      24.66     396,570      576,807     14.2%    180,236
    Templeton Foreign Fund A                            38,770       9.53      12.20     369,479      472,995     11.7%    103,516
                                                                                       ---------    ---------    -----     -------
                           SUBTOTAL                                                    2,375,303    2,951,437     72.9%    576,134

DEVELOPING MARKETS MUTUAL FUNDS
    Dreyfus Premier Emerging A                          16,573      12.88      20.26     213,507      335,786      8.3%    122,278
    Templeton Developing Markets Trust A                29,857      12.75      19.55     380,792      583,720     14.4%    202,928
                                                                                       ---------    ---------    -----     -------
                           SUBTOTAL                                                      594,299      919,505     22.7%    325,206
                                                                                       ---------    ---------    -----     -------
         TOTALS                                                                        3,148,099    4,049,440    100.0%    901,340
                                                                                       =========    =========    =====     =======

                            Larger Company Stock Fund
                        Portfolio Valuation as of 6/30/05

                                                                                                                         UNREALIZED
    POSITION                                            SHARES     UNIT COST    PRICE     COST        VALUE     PERCENT  GAIN/(LOSS)
--------------------------------------------------      ------     ---------    -----     ----        -----     -------  -----------
CASH & EQUIVALENTS
       Northside Bank 12b-1 Cash                         2,202       1.00        1.00      2,202       2,202      0.0%          0
       Trust Co. STAAR Accessor US Gov't                99,353       1.00        1.00     99,353      99,353      2.2%          0
       ProFunds Money Market Srv                       100,556       1.00        1.00    100,556     100,556      2.2%          0
                                                                                       ---------   ---------    ------    -------
                              SUBTOTAL                                                   202,110     202,110      4.4%        0.0

U.S. LARGER CO. STOCK FUNDS
       Dodge & Cox Stock Fund                            2,188     108.28      129.49    236,939     283,351      6.2%     46,412
       Dreyfus Premier Intrinsic Value T                11,591      17.93       22.07    207,841     255,810      5.6%     47,970
       Franklin Rising Dividends A                      15,551      24.71       31.25    384,307     485,974     10.7%    101,668
       Fundamental Investors Fund A                     14,114      29.44       32.31    415,497     456,020     10.0%     40,523
       iShares S&P 500/Barra Value Index Fund            1,000      63.05       62.34     63,048      62,340      1.4%       (708)
       Mairs & Power Growth Fund                         6,776      21.84       69.36    148,008     469,989     10.3%    321,981
       Putnam Fund For Growth & Income                  24,676      18.33       19.31    452,280     476,502     10.5%     24,222
       Torray Fund                                      10,164      37.43       39.15    380,455     397,913      8.8%     17,458
       Washington Mutual Investors Fund A               10,165      27.97       30.47    284,299     309,736      6.8%     25,437
                                                                                       ---------   ---------    ------    -------
                             SUBTOTAL                                                  2,572,673   3,197,636     70.4%    624,964

U.S. MID-CAP LARGER CO. STOCK FUNDS
       Calamos Growth A                                  7,330      37.53       50.82    275,104     372,518      8.2%     97,414
       iShares Russell Midcap Growth Index Fd              300      71.87       85.65     21,562      25,695      0.6%      4,133
       iShares Russell Midcap Value Index Fd             2,000      99.73      118.09    199,450     236,180      5.2%     36,730
       Navellier MidCap Growth                          12,641      20.66       26.71    261,139     337,638      7.4%     76,499
       ProFunds Ultra Mid-Cap Srv                        1,352      36.98       36.67     50,000      49,581      1.1%       (419)
       ProFunds Utilities Ultra Sector                   6,307      12.01       19.49     75,748     122,929      2.7%     47,182
                                                                                       ---------   ---------    ------    -------
                             SUBTOTAL                                                    883,002   1,144,541     25.2%    261,538
                                                                                       ---------   ---------    ------    -------
         TOTALS                                                                        3,657,785   4,544,287    100.00%   886,502
                                                                                       =========   =========    ======    =======


                              Short-Term Bond Fund
                       Portfolio Valuation* as of 6/30/05

                                                        SHARES OR
                                                        PRINCIPAL                                                        UNREALIZED
    POSITION                                             AMOUNT    UNIT COST   PRICE      COST        VALUE     PERCENT  GAIN/(LOSS)
--------------------------------------------------      ---------  ---------   -----      ----        -----     -------  -----------
CASH & EQUIVALENTS
       Northside Bank 12b-1 Cash                         244,444      1.00      1.00    244,444     244,444     19.1%           0
       Trust Company STAAR Accessor US Gov't               3,148      1.00      1.00      3,148       3,148      0.2%           0
                                                                                      ---------   ---------    -----      -------
                              SUBTOTAL                                                  247,591     247,591     19.3%           0

US TREASURY AND GOVERNMENT AGENCY OBLIGATIONS
       Fed'l Farm Cr Bk 3.59 5/11/07 c'05                 35,000     99.65     99.55     34,877      34,843      2.7%         (34)
       Fed'l Home Ln Bank 2.45 12/19/06 c'04              25,000     99.86     98.04     24,965      24,510      1.9%        (455)
       Fed'l Home Ln Bank 3.82 06/01/07 c'05             100,000    100.73     99.78    100,729      99,780      7.8%        (949)
       Fed'l Home Ln Bank 3.375 10/30/07 c'05             35,000     98.10     98.41     34,336      34,444      2.7%         108
       Fed'l Home Ln Bank 4.3 5/09/08                    100,000    100.03    100.14    100,028     100,140      7.8%         112
       Fed'l Home Ln Bank 4.0 9/03/08 c'05                50,000     99.74     99.70     49,868      49,850      3.9%         (18)
       Fed'l Home Ln Bank 4.05 12/16/08 c'05              50,000     99.56     99.71     49,780      49,855      3.9%          75
       Fed'l Home Ln Bank 3.39 6/08/07 NC                 50,000     99.16     99.17     49,578      49,585      3.9%           7
       Fed'l Home Ln Bank 2.52 12/09/05 c'04             175,000     99.98     99.55    174,961     174,213     13.6%        (748)
       Fed'l Nat'l Mtg Assoc 4.75 7/13/09                200,000    100.02     99.91    200,048     199,820     15.6%        (228)
                                                                                      ---------   ---------    -----      -------
                              SUBTOTAL                                                  819,170     817,039    63.81%      (2,132)

CORPORATE OBLIGATIONS
       Gen Motors Corp Nts 7.1 03/15/06                   20,000    101.74    100.87     20,348      20,174      1.6%        (174)
       GMAC Sm Nt 2.65 3/15/06                            50,000    100.03     97.57     50,016      48,785      3.8%      (1,231)
       GMAC Sm Nt 3.30 09/15/06                           50,000    100.05     96.41     50,023      48,205      3.8%      (1,818)
       Hertz Corp 6.625 5/15/08 NC                        50,000    100.28     99.58     50,139      49,790      3.9%        (349)
       John Hancock Life 3.0 9/15/07                      50,000    100.06     97.58     50,029      48,790      3.8%      (1,239)
                                                                                      ---------   ---------    -----      -------
                              SUBTOTAL                                                  220,554     215,744     16.9%      (4,810)
                                                                                      ---------   ---------    -----      -------
                                                                      TOTALS          1,287,316   1,280,374    100.0%      (6,942)
                                                                                      =========   =========    =====      =======

* Does not include accrued income or expenses.

                                      Smaller Company Stock Fund
                                   Portfolio Valuation as of 6/30/05

                                                                                                                         UNREALIZED
    POSITION                                            SHARES     UNIT COST   PRICE      COST        VALUE     PERCENT  GAIN/(LOSS)
--------------------------------------------------      ------     ---------   -----      ----        -----     -------  -----------
CASH & EQUIVALENTS
      Northside Bank 12b-1 Cash                        2,616.23      1.00       1.00        2,616       2,616     0.1%           0
      Franklin Money Fund                                865.18      1.00       1.00          865         865     0.0%           0
      Trust Co. STAAR Accessor US Gov't               34,280.36      1.00       1.00       34,280      34,280     0.7%           0
      ProFunds Money Market                          149,321.42      1.00       1.00      149,321     149,321     3.0%           0
                                                                                        ---------   ---------   -----    ---------
                              SUBTOTAL                                                    187,083     187,083     3.8%           0

U.S. SMALLER MID-CAP STOCK MUTUAL FUNDS
       Columbia Acorn Z Fund                          24,039.18     18.66      26.79      448,548     644,010    13.1%     195,462
                                                                                        ---------   ---------   -----    ---------
                              SUBTOTAL                                                    448,548     644,010    13.1%     195,462

U.S. SMALLER CO. STOCK MUTUAL FUNDS
       Bjurman & Barry Micro Cap Growth               10,509.98     25.51      30.25      268,096     317,927     6.5%      49,831
       FBR Small Cap Value A                           7,228.68     39.55      43.10      285,870     311,556     6.4%      25,686
       Franklin SmallCap Value A                      17,739.70     28.44      38.61      504,500     684,930    14.0%     180,430
       Hennessy Cornerstone Growth                     9,511.94     15.98      18.50      152,007     175,971     3.6%      23,964
       iShares S&P SC 600/Barra Value Index Fd         1,200.00     52.04      61.63       62,444      73,956     1.5%      11,512
       Munder Small Cap Value A                       11,526.79     25.20      26.52      290,469     305,690     6.2%      15,222
       ProFunds Ultra Small-Cap Srv                    1,096.97     22.79      22.58       25,000      24,770     0.5%        (230)
       Royce Opportunity Fund                         46,711.12      8.20      12.87      382,872     601,172    12.3%     218,300
       Value Line Emerging Opps                        5,680.34     20.35      26.66      115,594     151,438     3.1%      35,844
       Wasatch Small Cap Value                       131,185.47      4.64       5.55      608,896     728,079    14.9%     119,183
                                                                                        ---------   ---------   -----    ---------
                              SUBTOTAL                                                  2,695,747   3,375,489    68.9%     679,741

U.S. MICROCAP STOCK MUTUAL FUNDS
       Franklin MicroCap Value                        18,873.19     21.86      36.62      412,640     691,136    14.1%     278,496
                                                                                        ---------   ---------   -----    ---------
                              SUBTOTAL                                                    412,640     691,136    14.1%     278,496
                                                                                        ---------   ---------   -----    ---------
         TOTALS                                                                         3,744,019   4,897,718   100.0%   1,153,699
                                                                                        =========   =========   =====    =========

STAAR Investment Trust FINANCIAL STATEMENTS

                        STATEMENT OF ASSETS & LIABILITIES
                                    6/30/2005

                                                   GBF           STBF          LCSF          SCSF          INTF          ACF
                                                ----------    ----------    ----------    ----------    ----------    ----------
                   ASSETS
Investments in Securities at Value Identified    2,060,599     1,280,374     4,544,286     4,897,718     4,049,440     3,031,074
Interest Receivable                                 27,726         9,186           188            61           386           236
                                                ----------    ----------    ----------    ----------    ----------    ----------
                TOTAL ASSETS                     2,088,325     1,289,559     4,544,474     4,897,779     4,049,825     3,031,310
                                                ----------    ----------    ----------    ----------    ----------    ----------

                LIABILITIES

Accounts Payable for Securities                         (0)           (0)           (0)           (0)           (0)           (0)
Accounts Payable - Other                               194            93           989         2,016         4,569           771
                                                ----------    ----------    ----------    ----------    ----------    ----------
             TOTAL LIABILITIES                         194            93           989         2,016         4,569           771
                                                ----------    ----------    ----------    ----------    ----------    ----------

                 NET ASSETS                      2,088,131     1,289,466     4,543,485     4,895,763     4,045,256     3,030,539
                                                ==========    ==========    ==========    ==========    ==========    ==========

Shares of Beneficial Interest Outstanding          203,079       138,530       365,036       320,168       350,282       222,738
Net Asset Value Per Share                            10.28          9.31         12.45         15.29         12.55         14.61



                             STATEMENT OF OPERATIONS
                         FOR THE PERIOD ENDING 6/30/2005

                                                   GBF           STBF          LCSF          SCSF          INTF          ACF
                                                ----------    ----------    ----------    ----------    ----------    ----------
                  INCOME
Mutual Fund Dividends (Including Money
Market Funds)                                          489         1,978        18,646         2,199         6,063         7,183
Interest                                            51,098        11,944            (0)            0            (0)            0
                                                ----------    ----------    ----------    ----------    ----------    ----------
               TOTAL INCOME                         51,588        13,922        18,646         2,199         6,063         7,183
                                                ----------    ----------    ----------    ----------    ----------    ----------

EXPENSES
12B-1 Distribution Expense                            (118)           80         2,605         2,662         2,876         2,506
MF Services Expense                                  4,108         1,601         8,878         9,582         7,545         5,499
Advisory Fee                                         3,639           388        21,027        22,695        17,869        13,023
Custodian Fee                                          804           264         1,729         1,890         1,452         1,059
Printing Expense                                       197            65           425           464           357           260
Directors Fee                                          548           180         1,180         1,289           991           722
Registration Fee                                       471           155         1,012         1,106           850           619
Tax Expense                                            162            53           348           380           292           213
Auditing Fee                                         2,287           751         4,920         5,376         4,132         3,011
Legal Fee                                              536           176         1,154         1,260           969           706
Miscellaneous Expense                                    3             1             7             7             5             4
Insurance Expense                                    1,490           489         3,205         3,502         2,692         1,962
Advertising Expense                                    474           118           985         1,087           798           587
Compliance Expense                                     845           278         1,817         1,986         1,526         1,112
IT Expense                                              49            16           106           116            89            65
Pricing Expense                                        171            56           368           402           309           225
Other                                                    0             0             0             0             0             0
                                                ----------    ----------    ----------    ----------    ----------    ----------
              TOTAL EXPENSES                        15,668         4,671        49,764        53,804        42,752        31,573
                                                ----------    ----------    ----------    ----------    ----------    ----------

           NET INVESTMENT INCOME                    35,920         9,250       (31,118)      (51,604)      (36,689)      (24,390)
                                                ==========    ==========    ==========    ==========    ==========    ==========

REALIZED & UNREALIZED APPRECIATION ON
INVESTMENTS
Realized Long & Short Term Capital
Gains/(Losses)                                       2,777        (5,683)           41       119,539        27,313        (3,011)
Unrealized Appreciation (Depreciation)
during Period                                      (33,514)       (1,650)      (64,415)     (140,684)        2,403       111,344
                                                ----------    ----------    ----------    ----------    ----------    ----------
NET REALIZED & UNREALIZED
APPRECIATION (DEPRECIATION)                        (30,736)       (7,333)      (64,374)      (21,145)       29,716       108,333

NET INCREASE/DECREASE IN NET ASSETS FROM
OPERATION                                            5,184         1,918       (95,492)      (72,750)       (6,972)       83,943
                                                ==========    ==========    ==========    ==========    ==========    ==========

                             STAAR INVESTMENT TRUST
                        STATEMENT OF CHANGE IN NET ASSETS
                           PERIOD ENDED JUNE 30, 2005



                                                                    GBF           STBF           LCSF           SCSF

INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS

Investment Income - Net                                          35,919.93       9,250.47     (31,118.48)     (51,604.30)
Net Realized Gains(Losses) in Investments                         2,777.13      (5,683.06)         40.99      119,538.69
Unrealized Appreciation (Depreciation) of Investments           (33,513.56)     (1,649.83)    (64,414.96)    (140,683.91)
                                                              ------------   ------------   ------------    ------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            5,183.50       1,917.58     (95,492.45)     (72,749.52)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment Income and Short Term Gains                          (40,240.72)     (6,472.46)          0.00           (0.00)
Realized Long-Term Gains                                              0.00          (0.00)          0.00            0.00
                                                              ------------   ------------   ------------    ------------
          TOTAL DISTRIBUTIONS                                   (40,240.72)     (6,472.46)          0.00            0.00

CAPITAL SHARE TRANSACTIONS
Purchases                                                        74,313.44     739,112.21     241,655.38      133,284.56
Redemptions                                                    (355,455.79)    (53,837.84)   (617,346.26)    (715,922.00)
Reinvestment of Dividends                                        39,980.24       6,415.53           0.00            0.00
                                                              ------------   ------------   ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS                    (241,162.11)    691,689.90    (375,690.88)    (582,637.44)

          TOTAL INCREASE (DECREASE) IN NET ASSETS              (276,219.33)    687,135.02    (471,183.33)    (655,386.96)

Net Assets, Beginning of Period                               2,364,341.17     602,325.18   5,014,675.18    5,551,149.63

Net Assets, End of Period                                     2,088,131.18   1,289,466.14   4,543,485.43    4,895,762.69




                                                                 INTF            ACF

INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS

Investment Income - Net                                       (36,688.53)     (24,390.35)
Net Realized Gains(Losses) in Investments                      27,313.38       (3,010.99)
Unrealized Appreciation (Depreciation) of Investments           2,402.74      111,343.85
                                                            ------------    ------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS         (6,972.41)      83,942.51

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment Income and Short Term Gains                              0.00           (0.00)
Realized Long-Term Gains                                            0.00            0.00
                                                            ------------    ------------
          TOTAL DISTRIBUTIONS                                       0.00            0.00

CAPITAL SHARE TRANSACTIONS
Purchases                                                     269,164.83      195,101.18
Redemptions                                                  (250,015.77     (204,034.43)
Reinvestment of Dividends                                           0.00            0.00
                                                            ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS                    19,149.06       (8,933.25)

          TOTAL INCREASE (DECREASE) IN NET ASSETS              12,176.65       75,009.26

Net Assets, Beginning of Period                             4,033,085.00    2,955,530.43

Net Assets, End of Period                                   4,045,256.44    3,030,539.17






                    STAAR INVESTMENT TRUST
                    STATEMENT OF CASH FLOWS
                  PERIOD ENDED JUNE 30, 2005


                                                                    GBF           STBF           LCSF           SCSF

CASH PROVIDED (USED) BY OPERATING ACTIVITIES

Net Increase in Net Assets from Operations                        5,183.50       1,917.58     (95,492.45)     (72,749.52)
ADJUSTMENTS REQUIRED TO RECONCILE TO
NET ASSETS PROVIDED BY OPERATING ACTIVITIES
Investments Purchased                                          (103,697.00)   (568,550.00)   (216,739.99)    (671,598.11)
Sales or Redemptions                                            382,828.75     119,337.50     712,570.01    1,306,849.29
Net Realized (Gains)Losses on Investments                        (2,777.13)      5,683.06         (40.99)    (119,538.69)
Unrealized (Appreciation) Depreciation of Investments            33,513.56       1,649.83      64,414.96      140,683.91
Reinvestment of Ordinary Dividend Distributions                       0.00           0.00     (13,515.31)           0.00
Net Amortization of Bond Premiums(Discounts)                      2,900.63         517.89           0.00            0.00
(Increase)Decrease in Interest Receivable                         5,173.52      (5,903.86)        (41.35)          21.36
Increase(Decrease) in Accounts Payable                             (876.43)        (97.34)        (97.63)         815.47
                                                              ------------   ------------   ------------    ------------
   NET CASH PROVIDED (USED) BY FINANCING ACTIVITIES              322,249.40    (445,445.34)    451,057.25      584,483.71

       CASH PROVIDED (USED) BY FINANCING ACTIVITIES
Shareholder Contributions                                        74,313.44     739,112.21     241,655.38      133,284.56
Shareholder Redemptions (including amounts reinvested in
other Trust Portfolios)                                        (355,455.79)   (617,346.26)   (250,015.77)    (204,034.43)
Cash Distributions Paid                                            (260.48)        (56.94)          0.00            0.00
                                                              ------------   ------------   ------------    ------------
   NET CASH PROVIDED (USED) BY FINANCING ACTIVITIES            (281,402.83)    685,217.43    (375,690.88)    (582,637.44)

      INCREASE (DECREASE) IN CASH DURING PERIOD                  40,846.57     239,772.09      75,366.37        1,846.27

Cash Balance - Beginning of Period                               62,489.05       7,819.23     126,744.06      185,236.89
Cash Balance - End of Period                                    103,335.62     247,591.33     202,110.44      187,083.19


SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
NONCASH FINANCING ACTIVITIES NOT INCLUDED
HERIN CONSIST OF:
Reinvestment of Dividends and Distributions                      39,973.99       6,408.58           0.00            0.00
                                                              ============   ============   ============    ============



                                                                    INTF            ACF

CASH PROVIDED (USED) BY OPERATING ACTIVITIES

Net Increase in Net Assets from Operations                        (6,972.41)      83,942.51
ADJUSTMENTS REQUIRED TO RECONCILE TO
NET ASSETS PROVIDED BY OPERATING ACTIVITIES
Investments Purchased                                           (242,716.35)    (426,630.65)
Sales or Redemptions                                             240,357.18      484,494.29
Net Realized (Gains)Losses on Investments                        (27,313.38)       3,010.99
Unrealized (Appreciation) Depreciation of Investments             (2,402.74)    (111,343.85)
Reinvestment of Ordinary Dividend Distributions                   (4,536.09)      (3,563.84)
Net Amortization of Bond Premiums(Discounts)                           0.00            0.00
(Increase)Decrease in Interest Receivable                           (293.34)         (91.39)
Increase(Decrease) in Accounts Payable                             3,698.39          132.17
                                                               ------------    ------------
   NET CASH PROVIDED (USED) BY FINANCING ACTIVITIES               (40,178.74)      29,950.23

       CASH PROVIDED (USED) BY FINANCING ACTIVITIES
Shareholder Contributions                                        269,164.83      195,101.18
Shareholder Redemptions (including amounts reinvested in
other Trust Portfolios)
Cash Distributions Paid                                                0.00            0.00
                                                               ------------    ------------
   NET CASH PROVIDED (USED) BY FINANCING ACTIVITIES               19,149.06       (8,933.25)

      INCREASE (DECREASE) IN CASH DURING PERIOD                  (21,029.68)      21,016.98

Cash Balance - Beginning of Period                               199,526.30       88,460.35
Cash Balance - End of Period                                     178,496.84      109,477.43


SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
NONCASH FINANCING ACTIVITIES NOT INCLUDED
HERIN CONSIST OF:
Reinvestment of Dividends and Distributions                            0.00            0.00
                                                               ============    ============


18

STAAR INVESTMENT TRUST SHAREHOLDER TRANSACTIONS

                YEAR ENDED
                12/31/2003                                           YEAR ENDED 12/31/2004
          --------------------    -----------------------------------------------------------------------------------------------
                                                               DISTRIBUTION
                 BALANCE                 SOLD                  REINVESTMENT             REDEMPTIONS                BALANCE
          --------------------    --------------------     -------------------      ---------------------    --------------------
FUND       SHARES     DOLLARS     SHARES       DOLLARS     SHARES      DOLLARS      SHARES       DOLLARS     SHARES      DOLLARS
----      -------    ---------     ------      -------     ------      -------      -------    ----------    -------    ---------
IBF       271,836    2,772,250     45,740      487,954      8,191       86,568      (99,462)   (1,059,832)   226,305    2,286,752
LTBF       42,131      397,729     24,882      238,290      2,109       20,232       (5,073)      (49,361)    64,049      606,885
LCSF      356,797    4,152,886     57,540      675,890          0            0      (18,524)     (214,723)   395,813    4,614,005
SCSF      315,949    3,793,805     39,216      587,370     20,612      318,085      (16,067)     (236,012)   359,710    4,463,216
INTF      311,260    3,251,389     53,614      545,715          0            0      (16,828)     (169,012)   348,046    3,627,590
ACF       192,564    2,110,739     40,757      493,304          0            0      (10,178)     (121,271)   223,143    2,482,756



                                                     PERIOD ENDED 6/30/2005
             ---------------------------------------------------------------------------------------------------
                                           DISTRIBUTION
                    SOLD                   REINVESTMENT               REDEMPTIONS                 BALANCE
             --------------------       -------------------      ---------------------       -------------------
FUND         SHARES       DOLLARS       SHARES      DOLLARS      SHARES        DOLLARS       SHARES      DOLLARS
----         ------       -------       ------      -------      ------       --------       ------      -------
IBF            7,161       74,313        3,892       39,974      (34,280)     (355,456)      203,079    2,045,584
LTBF          79,550      739,112          689        6,409       (5,758)      (53,838)      138,530    1,298,568
LCSF          19,699      241,655            0            0      (50,476)     (617,346)      365,036    4,238,314
SCSF           8,970      133,285            0            0      (48,513)     (715,922)      320,168    3,880,578
INTF          23,450      269,165            0            0      (21,214)     (250,016)      350,282    3,646,739
ACF           14,952      195,101            0            0      (15,357)     (204,034)      222,738    2,473,823


STAAR INVESTMENT TRUST
SUPPLEMENTARY INFORMATION - SELECTED PER SHARE DATA AND RATIOS


                Period from January 1, 2001 through June 30, 2005

                                                 --------------------------------------------------------------------
                                                                                GBF

PER SHARE DATA                                    1/1/05 -      1/1/04 -      1/1/03 -      1/1/02 -      1/1/2001
                                                 6/30/2005    12/31/2004    12/31/2003    12/31/2002    12/31/2001
                                                 ---------    ----------    ----------    ----------    ----------
Net Asset Value Beginning Of Period               10.45         10.75         10.99         10.59         10.29
                                                 --------------------------------------------------------------------

Net Investment Income                              0.17          0.31          0.39          0.41          0.52
Net Realized & Unrealized Gains                   (0.14)        (0.25)         0.05          0.35          0.26
                                                 --------------------------------------------------------------------

Total Income from Operations                       0.03          0.06          0.44          0.76          0.78
                                                 --------------------------------------------------------------------

Total Distributions to Shareholders               (0.20)        (0.36)        (0.68)        (0.36)        (0.48)
                                                 --------------------------------------------------------------------

Net Asset Value End of Period                     10.28         10.45         10.75         10.99         10.59
                                                 ====================================================================

Total Return                                       0.32%         0.50%         4.05%         7.19%         7.56%
                                                 ====================================================================

                                                 Total returns are actual experienced by shareholders and may be slightly different if calculated using these numbers due to rounding differences

RATIOS

Expenses to Avg. Net Assets*                       0.70%         1.61%         1.30%         1.51%         0.72%
Net Investment Income to Avg Net Assets*           1.64%         2.88%         3.56%         3.79%         4.95%
Portfolio Turnover Rate                            4.75%        31.80%        35.97%        21.60%        33.76%

NET ASSETS, END OF PERIOD

(000s omitted)                                    2,088         2,364         2,923         4,378         2,868
                                                 ====================================================================

                                                  2005          2004          2003          2002          2001
                                                  ----          ----          ----          ----          ----
Such ratios are after effect of expenses
   waived: (cents per share rounded)               0.00          0.00          0.03          0.00          0.00
                                                 --------------------------------------------------------------------


                                                 -----------------------------------------------------------------
                                                                              STBF

PER SHARE DATA                                     1/1/05 -      1/1/04 -     1/1/03 -     1/1/02 -     1/1/2001
                                                  6/30/2005    12/31/2004   12/31/2003   12/31/2002    12/31/2001
                                                  ---------    ----------   ----------   ----------    ----------
Net Asset Value Beginning Of Period                 9.40          9.85        11.02         10.62         10.43
                                                 -----------------------------------------------------------------

Net Investment Income                               0.10          0.24         0.50          0.48          0.61
Net Realized & Unrealized Gains                    (0.14)        (0.26)        0.15          0.40          0.17
                                                 -----------------------------------------------------------------

Total Income from Operations                       (0.04)        (0.02)        0.65          0.88          0.78
                                                 -----------------------------------------------------------------

Total Distributions to Shareholders                (0.05)        (0.43)       (1.82)        (0.48)        (0.59)
                                                 -----------------------------------------------------------------

Net Asset Value End of Period                       9.31          9.40         9.85         11.02         10.62
                                                 =================================================================

Total Return                                       -0.50%        -0.14%        5.88%         8.27%         7.49%
                                                 =================================================================





RATIOS

Expenses to Avg. Net Assets*                        0.51%         1.55%        1.34%         1.59%         0.81%
Net Investment Income to Avg Net Assets*            0.01          2.49%        4.57%         4.50%          5.73%
Portfolio Turnover Rate                            13.48%        86.65%        8.53%        19.70%        25.23%

NET ASSETS, END OF PERIOD

(000s omitted)                                     1,289           602          415         1,630         1,227
                                                 =================================================================

                                                   2005          2004         2003          2002          2001
                                                   ----          ----         ----          ----          ----
Such ratios are after effect of expenses
   waived: (cents per share rounded)                0.00          0.00         0.03          0.00          0.00
                                                 -----------------------------------------------------------------





                                                 ------------------------------------------------------------------
                                                                               LCSF

PER SHARE DATA                                    1/1/05 -     1/1/04 -      1/1/03 -      1/1/02 -      1/1/2001
                                                 6/30/2005    12/31/2004    12/31/2003    12/31/2002    12/31/2001
                                                 ---------    ----------    ----------    ----------    ----------
Net Asset Value Beginning Of Period                12.67         11.45          9.49         11.58         12.85
                                                 ----------------------------------------------------------------

Net Investment Income                              (0.08)        (0.11)        (0.07)        (0.09)        (0.01)
Net Realized & Unrealized Gains                    (0.14)         1.33          2.03         (2.00)        (1.26)
                                                 ----------------------------------------------------------------

Total Income from Operations                       (0.22)         1.22          1.96         (2.09)        (1.27)
                                                 ----------------------------------------------------------------

Total Distributions to Shareholders              --            --            --            --            --
                                                 ----------------------------------------------------------------

Net Asset Value End of Period                      12.45         12.67         11.45          9.49         11.58
                                                 ================================================================

Total Return                                       -1.76%        10.65%       20.65%        -18.10%       -9.88%
                                                 ================================================================





RATIOS

Expenses to Avg. Net Assets*                        0.98%         1.88%         1.59%         1.89%         0.99%
Net Investment Income to Avg Net Assets*           -0.66%        -0.92%        -0.71%        -0.88%        -0.11%
Portfolio Turnover Rate                             4.60%        35.19%        46.31%        24.08%        16.09%

NET ASSETS, END OF PERIOD

(000s omitted)                                     4,543         5,015         4,086         2,737         2,843
                                                 ================================================================

                                                   2005          2004          2003          2002          2001
                                                   ----          ----          ----          ----          ----
Such ratios are after effect of expenses
   waived: (cents per share rounded)                0.00          0.00          0.03          0.00          0.00
                                                 ----------------------------------------------------------------

                                                --------------------------------------------------------------------
                                                                               SCSF
PER SHARE DATA                                   1/1/05 -      1/1/04 -      1/1/03 -      1/1/02 -      1/1/2001
                                                6/30/2005    12/31/2004     12/31/2003    12/31/2002    12/31/2001
                                                ---------    ----------     ----------    ----------    ----------
Net Asset Value Beginning Of Period               15.43         14.53         10.29         12.47         12.54
                                                --------------------------------------------------------------------

Net Investment Income                             (0.15)        (0.26)        (0.19)        (0.21)        (0.10)
Net Realized & Unrealized Gains                    0.01          2.10          4.24         (1.97)         0.21
                                                --------------------------------------------------------------------
Total Income from Operations                      (0.14)         1.84          4.05         (2.18)         0.11

Total Distributions to Shareholders                 --          (0.94)         --            --           (0.18)
                                                --------------------------------------------------------------------

Net Asset Value End of Period                     15.29         15.43         14.53         10.29         12.47
                                                ====================================================================

                                                --------------------------------------------------------------------
Total Return                                      -0.91%        12.69%        41.21%       -17.45%         0.85%
                                                ====================================================================
                                                Total returns are actual experienced by shareholders and may be slightly different if calculated using these numbers due to rounding differences

RATIOS

Expenses to Avg. Net Assets*                       0.98%         1.88%         1.59%         1.89%         0.99%
Net Investment Income to Avg Net Assets*          -1.01%        -1.73%        -1.61%        -1.80%        -0.81%
Portfolio Turnover Rate                           13.17%        33.58%        45.72%        32.79%         4.31%

NET ASSETS, END OF PERIOD

(000s omitted)                                    4,896         5,551         4,592         2,609         3,048
                                                ====================================================================

                                                   2005          2004          2003          2002          2001
                                                   ----          ----          ----          ----          ----

Such ratios are after effect of expenses
   waived: (cents per share rounded)               0.00          0.00          0.03          0.00          0.00
                                                --------------------------------------------------------------------





                                                -------------------------------------------------------------------
                                                                               INTF
PER SHARE DATA                                    1/1/05 -      1/1/04 -      1/1/03 -      1/1/02 -     1/1/2001
                                                 6/30/2005    12/31/2004    12/31/2003    12/31/2002    12/31/2001
                                                 ---------    ----------    ----------    ----------    ----------
Net Asset Value Beginning Of Period                11.59          9.74          7.40          8.64         10.48
                                                -------------------------------------------------------------------

Net Investment Income                              (0.11)        (0.06)         0.02         (0.09)         0.03
Net Realized & Unrealized Gains                     0.07          1.91          2.33         (1.15)        (1.84)
                                                -------------------------------------------------------------------
Total Income from Operations                       (0.04)         1.85          2.35         (1.24)        (1.81)

Total Distributions to Shareholders                  --            --          (0.01)          --          (0.03)
                                                -------------------------------------------------------------------

Net Asset Value End of Period                      11.55         11.59          9.74          7.40          8.64
                                                ===================================================================

                                                -------------------------------------------------------------------
Total Return                                       -0.34%        18.96%        31.85%       -14.33%       -17.23%
                                                ===================================================================



RATIOS

Expenses to Avg. Net Assets*                        0.98%         1.88%         1.61%         1.90%         0.99%
Net Investment Income to Avg Net Assets*           -0.92%        -0.63%         0.24%        -1.07%         0.31%
Portfolio Turnover Rate                             6.00%        16.99%        29.10%        24.08%        15.74%

NET ASSETS, END OF PERIOD

(000s omitted)                                     4,045         4,033         3,032         1,675         1,925
                                                ===================================================================

                                                    2005          2004         2003          2002          2001
                                                    ----          ----         ----          ----          ----

Such ratios are after effect of expenses
   waived: (cents per share rounded)                0.00          0.00          0.02          0.00          0.00
                                                -------------------------------------------------------------------



                                                -----------------------------------------------------------------
                                                                               ACF
PER SHARE DATA                                    1/1/05 -     1/1/04 -      1/1/03 -      1/1/02 -       1/1/2001
                                                 6/30/2005    12/31/2004    12/31/2003    12/31/2002     12/31/2001
                                                 ---------    ----------    ----------    ----------     ----------
Net Asset Value Beginning Of Period                13.25         11.77          9.17         10.89         12.29
                                                ------------------------------------------------------------------

Net Investment Income                              (0.11)        (0.14)        (0.10)        (0.10)        (0.01)
Net Realized & Unrealized Gains                     0.47          1.62          2.70         (1.62)        (1.22)
                                                ------------------------------------------------------------------
Total Income from Operations                        0.36          1.48          2.60         (1.72)        (1.23)

Total Distributions to Shareholders                  --            --            --            --          (0.17)
                                                ------------------------------------------------------------------

Net Asset Value End of Period                      13.61         13.25         11.77          9.17         10.89
                                                ==================================================================

                                                ------------------------------------------------------------------
Total Return                                        2.72%        12.55%        28.35%       -15.84%        -9.99%
                                                ==================================================================



RATIOS

Expenses to Avg. Net Assets*                        0.97%         1.88%         1.61%         1.88%         0.99%
Net Investment Income to Avg Net Assets*           -0.83%        -1.18%        -0.97%        -0.97%        -0.08%
Portfolio Turnover Rate                            14.56%        28.35%        33.19%        18.61%         0.00%

NET ASSETS, END OF PERIOD

(000s omitted)                                     3,031         2,956         2,266         1,080         1,094
                                                ==================================================================

                                                    2005          2004         2003          2002          2001
                                                    ----          ----         ----          ----          ----

Such ratios are after effect of expenses
   waived: (cents per share rounded)                0.00          0.00          0.03          0.00          0.00
                                                ------------------------------------------------------------------



* Annualized.  Using monthly averages.  Does not include any 12b-1 expenses.

                              OFFICES OF THE TRUST
604 McKnight Park Dr.
Pittsburgh, PA 15237

                               INVESTMENT ADVISOR
STAAR Financial Advisors, Inc.
604 McKnight Park Dr.
Pittsburgh, PA 15237

E-MAIL:   staarbase@aol.com

WEB SITE:  www.staarfunds.com

                               TRANSFER AGENT FOR
                              SHAREHOLDER ACCOUNTS
STAAR Financial Advisors, Inc.
604 McKnight Park Dr.
Pittsburgh, PA 15237

                                     COUNSEL
Thomas Sweeney Jr., Esq.
P.O. Box 82637
Pittsburgh, PA 15218-0637

                              INDEPENDENT AUDITORS
Carson & Co.
201 Village Commons
Sewickley, PA 15143

                                    TRUSTEES
Jeffrey A. Dewhirst
Sewickley, PA
Investment Banker

Richard Levkoy
Ambridge, PA
Accountant

Thomas J. Smith
Sewickley, PA
Advertising Consultant

J. Andre Weisbrod
Wexford, PA
President, STAAR Financial Advisors, Inc.

                               Visit Our Web Site:

                               www.staarinvest.com


    Performance Updates
    Prospectus and Forms
    Articles and Information
    The Funny File
    STAAR Cards





STAAR Investment Trust Semi-Annual Report 6/30/05  (Published 8/31/05)   Page 15

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.


ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
        CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant's President and Treasurer/CFO have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing Date, and that information required to be disclosed in the report is communicated to the Registrant's management, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

(a) Any code of ethics or amendment thereto. Not applicable to annual reports for periods ending before July 15, 2003.

(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(c) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


         (Registrant)  The STAAR Investment Trust




         By (Signature and Title)  /s/ J. Andre Weisbrod
                                   ---------------------------
                                   Chairman of the Board of Trustees


         Date     8/30/2005




         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         (Registrant)  The STAAR Investment Trust




         By (Signature and Title)  /s/ Richard Levkoy
                                   ---------------------------
                                   Trustee, Chairman of the Audit Committee


         Date      8/30/05